Nature of Business, Basis of Presentation and Summary of Accounting Policies	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Nature of Business, Basis of Presentation and Summary of Accounting Policies

1. Nature of Business, Basis of Presentation and Summary of Accounting Policies

Aratana Therapeutics, Inc. (the “Company,” or “Aratana”) (a development stage enterprise) was incorporated on December 1, 2010 under the laws of the State of Delaware. The Company is a biopharmaceutical company focused on the licensing or acquisition, development and commercialization of innovative biopharmaceutical products for cats, dogs and other companion animals. The Company has licensed and is developing three compounds: a selective prostaglandin E receptor 4, or EP4, antagonist (AT-001) for the treatment of pain and inflammation associated with osteoarthritis in dogs and cats; a ghrelin agonist (AT-002) for inappetence in cats and dogs; and a bupivacaine liposome injectable suspension (AT-003) for the treatment of post-operative pain in cats and dogs. With the acquisition of Vet Therapeutics Inc, (“Vet Therapeutics”) on October 15, 2013, the Company added two more development programs: a monoclonal antibody (MAB) as an aid for the treatment of canine B-cell lymphoma and a MAB as an aid for the treatment of canine T-cell lymphoma. Since its inception, the Company has devoted substantially all of its efforts to research and development, recruiting management and technical staff, acquiring operating assets and raising capital. Accordingly, the Company is considered to be in the development stage.

On May 22, 2013, the Company effected a 1-for-1.662 reverse stock split of its issued and outstanding shares of common stock. No fractional shares were issued in connection with the reverse stock split. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split.

In July 2013, the Company completed its initial public offering in which the Company issued and sold 6,612,500 shares of common stock at a public offering price of $6.00 per share. The Company received net proceeds of approximately $34,274 after deducting underwriting discounts and commissions of approximately $2,777 and other offering expenses of approximately $2,617. Upon the closing of the initial public offering, all shares of the Company’s then-outstanding convertible preferred stock and accumulated dividends automatically converted into an aggregate of 13,351,902 shares of common stock.

On October 15, 2013, the Company acquired Vet Therapeutics (Note 12) pursuant to the terms of an Agreement and Plan of Merger (the “Merger Agreement”), dated October 13, 2013, by and among Vet Therapeutics, Aratana, Jayhawk Acquisition Corporation, a wholly owned subsidiary of Aratana (“Merger Sub”), and Jeffrey Miles, as the stockholders’ representative. In connection with the consummation of the transactions contemplated by the Merger Agreement, Merger Sub merged with and into Vet Therapeutics, and Vet Therapeutics survived as a wholly owned subsidiary of Aratana (the “Vet Merger”).

On January 6, 2014, the Company acquired all of the outstanding shares of capital stock of Okapi Sciences NV (“Okapi”) pursuant to the terms of a Stock Purchase Agreement (the “Purchase Agreement”), dated January 6, 2014, by and among the Company, Wildcat Acquisition BVBA, a wholly owned subsidiary of the Company, the holders of all of the outstanding capital stock of Okapi (collectively, the “Sellers”) and Thuja Capital Healthcare Fund BV, as the Sellers’ representative (the “Okapi Acquisition”).

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. These unaudited financial statements should be read in conjunction with the audited financial statements of the Company for the year ended December 31, 2012 and the notes thereto as filed with the Securities and Exchange Commission in the Company’s final prospectus on June 27, 2013 relating to its Registration Statement on Form S-1. In the opinion of management, all adjustments, consisting of a normal and recurring nature, considered necessary for a fair presentation, have been included.

The accompanying financial statements have been prepared on a basis which assumes that the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company is in the development stage and has incurred recurring losses and negative cash flows from operations. As of September 30, 2013, the Company had cash and cash equivalents and marketable securities of $52,306. Management believes that current cash, cash equivalents and marketable securities on hand at September 30, 2013 should be sufficient to fund operations at least through September 30, 2014. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations, to fund increased research and development costs in order to seek approval for commercialization of its product candidates and to fund the payment of its debt obligations, including $17,889 of promissory notes related to the acquisitions of Vet Therapeutics and Okapi Sciences NV which are due on December 31, 2014. The Company’s failure to raise capital as and when needed would have a negative impact on its financial condition and its ability to pursue its business strategies as this capital is necessary for the Company to perform the research and development activities required to develop the Company’s product candidates in order to generate future revenue streams.

Management of the Company is currently pursuing a public offering to raise the additional capital needed to continue planned operations. There can be no assurance the Company will be successful in completing this offering on acceptable terms or at all.

In the event the Company does not complete a public offering, the Company will seek additional funding through new license arrangements or private financings. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into new license arrangements. Arrangements with others may require the Company to relinquish rights to certain of its technologies or product candidates. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company needs additional funds and it is unable to obtain funding on a timely basis, the Company will need to significantly curtail its research and development activities in an effort to provide sufficient funds to continue its operations, which would adversely affect its research and development activities and business prospects.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, the valuation of common stock and stock-based awards and the accrual of research and development expenses. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results could differ from those estimates.

Recently Issued and Adopted Accounting Pronouncements

Comprehensive Income—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income: In February 2013, the Financial Accounting Standards Board (“FASB”) issued guidance requiring entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount is required to be reclassified under U.S. GAAP. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This guidance revised the previous guidance issued in June 2011 that was deferred and was applicable for the Company for interim and annual periods beginning on January 1, 2013. The adoption of this guidance did not have a material impact on its financial condition, results of operations or cash flows.

Income Taxes—Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists: In July 2013, the FASB issued changes to the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. These changes require an entity to present an unrecognized tax benefit as a liability in the financial statements if a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset to settle any additional income taxes that would result from the disallowance of a tax position. Otherwise, an unrecognized tax benefit is required to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. These changes become effective for the Company on January 1, 2014. The Company is currently assessing the impacts, if any, of this new guidance on its financial condition, results of operations or cash flows.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.